Common Stock and Warrants	9 Months Ended
May 31, 2016
Notes to Financial Statements
Note 5. Common Stock and Warrants

During the nine months ended May 31, 2016, the Company had the following common stock related transactions:

•	issued 282,106 shares upon the cashless exercise of 556,667 options.
•	issued 90,000 shares on January 5, 2016 to the Company's directors and consultants pursuant to the 2006 Plan valued at $3.75 per share, the closing price of the Company's common stock on the day the stock was granted (See "NOTE 8 - Related Party Transactions" below for additional information).
•	received $1,367,100 pursuant to the Offering (See "NOTE 3 – Private Placement") and issued 441 PPM Units.
•	Converted loan principal of $548,700 from the December 2015 Loan Agreement in exchange for 177 PPM Units and issued 177,000 shares of common stock (See "NOTE 2 – Debt").

Warrants

Each of the Company's warrants outstanding entitles the holder to purchase one share of the Company's common stock for each warrant share held. A summary of the Company's warrants outstanding and exercisable as of May 31, 2016 and August 31, 2015 is as follows:

	Shares of Common Stock Issuable from Warrants Outstanding as of		Weighted Average
Description	May 31, 2016	August 31, 2015	Exercise Price	Expiration
Series H	-	3,906	$0.83	February 1, 2016
Series I	921,875	921,875	$1.37	December 31, 2020
Series J	3,110,378	3,110,378	$1.12	December 31, 2020
Series K	3,110,378	3,110,378	$1.20	December 31, 2020
Series L	500,000	500,000	$1.20	December 7, 2020
Series M	375,000	-	$2.18	December 31, 2020
Series N	767,000	-	$3.38	December 31, 2020
Series O	618,000	-	$3.10	October 31, 2017
Series P	309,000	-	$3.70	April 30, 2018
Total	9,711,631	7,646,537

Series H Warrants to purchase common stock were issued on February 1, 2013, in connection with the self-directed registered offering of 1,875,000 units. The remaining 3,906 Series H Warrants outstanding as of August 31, 2015 expired on February 1, 2016.

The Series I Warrant was issued on October 7, 2013, in connection with the 2013 Loan Agreement. On December 31, 2015, as consideration for the Investor agreeing to extend the 2013 Note maturity date to December 31, 2017, the Company extended the maturity date of the Series I Warrant from October 6, 2018 to December 31, 2020.

The Series J Warrant and Series K Warrant were issued on November 10, 2014 as a condition to the Investor entering into the 2015 Loan Agreement. On December 31, 2015, as consideration for the Investor agreeing to extend the 2013 Note maturity date to December 31, 2017, the Company extended the maturity date of the Series J and K Warrants from November 9, 2019 to December 31, 2020.

The Series L Warrant was issued on March 4, 2015 in connection with the March 2015 Loan. On December 7, 2015, the expiration date of the Series L Warrant was extended from March 4, 2020 to December 7, 2020.

A Series M Warrant, with an exercise price of $2.12, to purchase 275,000 shares was issued on December 7, 2015 in connection with the December 2015 Loan. A Series M Warrant, with an exercise price of $2.34, to purchase 100,000 shares was issued on December 7, 2015 as an inducement for Creditor to extend the maturity date of the March 2015 Loan from September 4, 2015 to December 21, 2016.

The Series N Warrant to purchase 767,000 shares was issued on December 31, 2015 pursuant to the 2015 Second Amended Loan Agreement as an inducement for the Investor to extend the maturity date of the 2013 Note from December 31, 2015 to December 31, 2017.

The Series O and Series P Warrant were issued in connection with the Offering described above under "NOTE 3 – Private Placement".

There are a total of approximately 2,631,845 warrants issuable pursuant to the 2013 Loan Agreement as described above under "NOTE 2 - Debt."